North Square Advisory Research Small Cap Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.0%
CONSUMER DISCRETIONARY - 27.0%
AUTOMOTIVE - 9.8%
21,570 Miller Industries, Inc. $ 1,465,465
24,555 Phinia, Inc. 1,097,608
2,563,073
HOME CONSTRUCTION - 2.9%
9,217 Skyline Champion Corp.
(a)
751,278
LEISURE FACILITIES & SERVICES - 5.7%
6,840 Monarch Casino & Resort, Inc. 535,435
36,957 OneSpaWorld Holdings Ltd.
(a)
594,638
7,950 Papa John's International, Inc. 351,629
1,481,702
LEISURE PRODUCTS - 2.0%
6,455 Brunswick Corp. 525,760
RETAIL - DISCRETIONARY - 4.6%
2,060 Asbury Automotive Group, Inc.
(a)
554,593
4,692 Floor & Decor Holdings, Inc., Class A
(a)
459,816
59,980 Leslie's, Inc.
(a)
176,941
1,191,350
SPECIALTY RETAIL - 2.0%
11,175 Valvoline, Inc.
(a)
519,638
TOTAL CONSUMER DISCRETIONARY 7,032,801
CONSUMER STAPLES - 5.8%
WHOLESALE - CONSUMER STAPLES - 5.8%
36,785 Grocery Outlet Holding Corp.
(a)
719,515
11,322 Performance Food Group Co.
(a)
781,218
1,500,733
TOTAL CONSUMER STAPLES 1,500,733
FINANCIALS - 20.0%
BANKING - 15.2%
22,055 First Merchants Corp. 889,919
8,887 Nicolet Bankshares, Inc.
(a)
893,677
9,513 SouthState Corp. 941,501
7,330 Stock Yards Bancorp, Inc. 456,073
15,596 Webster Financial Corp. 773,874
3,955,044
INSURANCE - 4.8%
3,805 Enstar Group, Ltd.
(a)
1,234,342
TOTAL FINANCIALS 5,189,386
HEALTH CARE - 2.3%

North Square Advisory Research Small Cap Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.0% (Continued)
HEALTH CARE - 2.3% (Continued)
HEALTH CARE FACILITIES & SERVICES - 2.3%
7,445 HealthEquity, Inc.
(a)
$ 584,284
TOTAL HEALTH CARE 584,284
INDUSTRIALS - 24.4%
COMMERCIAL SUPPORT SERVICES - 10.4%
24,305 Distribution Solutions Group, Inc.
(a)
820,293
66,028 Emerald Holding, Inc.
(a)
374,379
36,272 First Advantage Corp. 624,604
26,250 Viad Corp.
(a)
872,812
2,692,088
ELECTRICAL EQUIPMENT - 4.1%
14,270 Bel Fuse, Inc., Class B 1,059,833
INDUSTRIAL SUPPORT SERVICES - 2.4%
59,455 Alta Equipment Group Inc.
(a)
624,278
MACHINERY - 7.5%
2,350 Alamo Group, Inc. 452,892
35,392 Gates Industrial Corp. PLC
(a)
657,937
8,475 John Bean Technologies Corp. 833,771
1,944,600
TOTAL INDUSTRIALS 6,320,799
MATERIALS - 9.7%
CHEMICALS - 2.6%
25,189 Element Solutions, Inc. 678,844
CONSTRUCTION MATERIALS - 1.7%
1,585 Eagle Materials, Inc. 431,596
CONTAINERS & PACKAGING - 5.4%
2,715 AptarGroup, Inc. 399,051
41,126 TriMas Corp. 1,010,876
1,409,927
TOTAL MATERIALS 2,520,367
REAL ESTATE - 3.1%
REAL ESTATE OWNERS & DEVELOPERS - 3.1%
28,355 Legacy Housing Corp.
(a)
807,550
TOTAL REAL ESTATE 807,550
TECHNOLOGY - 6.7%
SOFTWARE - 2.6%
11,735 Alkami Technology, Inc.
(a)
384,086

North Square Advisory Research Small Cap Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.0% (Continued)
TECHNOLOGY - 6.7% (Continued)
3,555 Blackbaud, Inc.
(a)
$ 282,196
666,282
TECHNOLOGY HARDWARE - 1.6%
61,230 Pitney Bowes, Inc. 404,118
TECHNOLOGY SERVICES - 2.5%
15,520 Cass Information Systems, Inc. 666,429
TOTAL TECHNOLOGY 1,736,829
TOTAL COMMON STOCKS
(Cost $21,250,019) 25,692,749
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.0%
250,178
First American Treasury Obligations
Fund, Class X, 5.20% (Cost
$250,178)
(b)
250,178
TOTAL SHORT-TERM INVESTMENTS (Cost $250,178) 250,178
TOTAL INVESTMENTS - 100.0% (Cost
$21,500,197) $ 25,942,927
Other Assets in Excess of Liabilities- 0.0% 4,007
NET ASSETS - 100.0% $ 25,946,934
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.

North Square Altrinsic International Equity Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.7%
Belgium - 0.7%
11,131 KBC Group NV $ 861,404
Bermuda - 4.8%
24,477 AXIS Capital Holdings Ltd. 1,854,133
10,292 Everest Re Group, Ltd. 4,043,418
5,897,551
Brazil - 0.6%
310,990 Lojas Renner SA
(a)
728,054
Canada - 1.4%
22,303 Agnico Eagle Mines Ltd. 1,721,123
Cayman Islands - 2.8%
139,668 Alibaba Group Holding Ltd. 1,374,361
98,618 Baidu, Inc., Class A
(a)
1,093,435
521,078 Sands China Ltd.
(a)
976,828
3,444,624
France - 11.5%
24,519 AXA SA 861,325
67,961 Bureau Veritas SA 2,127,600
20,560 Cia Generale de Establissements Michelin SCA 814,389
40,085 Danone 2,605,539
11,241 Pernod Ricard SA
(a)
1,504,943
29,950 Sanofi 3,089,296
31,151 SCOR SE 667,065
38,554 TotalEnergies SE 2,602,508
14,272,665
Germany - 9.3%
5,879 adidas AG 1,474,061
13,106 BioNTech SE - ADR
(a)
1,129,737
35,720 Daimler Truck Holding AG 1,379,861
9,595 Deutsche Boerse AG 1,965,820
45,635 DHL Group 2,038,379
14,717 Henkel AG & Co. KGaA 1,259,602
4,833 SAP SE 1,022,349
6,637 Siemens AG 1,215,875
11,485,684
India - 2.1%
44,117 HDFC Bank Ltd. - ADR 2,647,461
Ireland - 7.0%
118,677 Bank of Ireland Group PLC 1,344,739
10,975 CRH PLC 940,558
15,900 Kerry Group PLC, Class A
(a)
1,487,390
30,447 Medtronic PLC 2,445,503

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.7%
(Continued)
Ireland - 7.0% (Continued)
8,882 Willis Towers Watson PLC $ 2,507,210
8,725,400
Israel - 2.6%
17,815 Check Point Software Technologies Ltd.
(a)
3,268,162
Japan - 13.9%
18,776 Daito Trust Construction Co., Ltd.
(a)
2,258,186
30,006 Eisai Co. Ltd. 1,144,399
174,900 Kubota Corp. 2,514,724
52,607 MinebeaMitsumi, Inc.
(a)
1,265,527
85,585 Sompo Holdings, Inc. 1,951,658
24,145 Sony Group Corp. 2,144,699
106,466 Sumitomo Mitsui Trust Holdings, Inc. 2,691,340
205,451 Suzuki Motor Corp. 2,413,272
90,629 Yamaha Motor Co. Ltd. 844,003
17,227,808
Korea  (Republic Of) - 6.7%
36,405 Hana Financial Group, Inc. 1,735,298
54,715 KB Financial Group Inc. 3,558,642
1,922 Samsung Electronics Co. Ltd. 2,956,141
8,250,081
Mexico - 2.2%
7,825 Fomento Economico Mexicano, SAB de CV - ADR 862,706
96,371 Grupo Financiero Banorte SAB de CV 723,736
351,931 Wal-Mart de Mexico SAB de CV 1,171,208
2,757,650
Netherlands - 4.8%
30,182 Akzo Nobel N.V.
(a)
1,867,233
15,174 Euronext NV 1,534,969
28,986 Heineken N.V. 2,573,635
5,975,837
Peru - 1.2%
8,789 Credicorp Ltd. 1,499,755
Singapore - 1.1%
193,264 Singapore Exchange Ltd.
(a)
1,424,949
Spain - 0.5%
65,486 Bankinter SA
(a)
559,649
Switzerland - 11.4%
409 Barry Callebaut AG 658,138
16,975 Chubb Ltd. 4,679,328
20,926 Nestle S.A. 2,119,820

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.7%
(Continued)
Switzerland - 11.4% (Continued)
5,261 Novartis AG $ 587,321
7,059 Roche Holding AG 2,285,602
30,695 Sandoz Insurance Group AG
(a)
1,331,448
4,494 Zurich Insurance Group AG 2,470,864
14,132,521
United Kingdom - 9.1%
4,637 Aon PLC, Class A 1,523,301
46,025 BP PLC - ADR 1,628,825
54,388 Diageo PLC 1,692,036
151,085 GSK PLC 2,933,462
309,783 Haleon PLC 1,389,300
86,792 Liberty Global Ltd., Class A
(a)
1,691,576
558,882 Lloyds Banking Group PLC 426,896
11,285,396
TOTAL COMMON STOCKS
(Cost $104,941,563) 116,165,774
Shares Fair Value
PREFERRED STOCKS — 1.1%
Brazil - 1.1%
225,945 Itau Unibanco Holdings SA
(a)
1,357,947
TOTAL PREFERRED STOCKS
(Cost $1,154,408) 1,357,947
Shares Fair Value
SHORT-TERM INVESTMENTS
— 4.9%
6,059,596
First American Treasury Obligations Fund, Class X,
5.20% (Cost $6,059,596)
(b)
6,059,596
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,059,596) 6,059,596
TOTAL INVESTMENTS - 99.7%
(Cost $112,155,567) $ 123,583,317
OTHER ASSETS IN EXCESS OF
LIABILITIES- 0.3% 360,255
NET ASSETS - 100.0% $ 123,943,572
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt
S/A - Société Anonyme

North Square McKee Bond Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
,
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 3.1%
400,000 Aligned Data Centers Issuer LLC, 1.937%, 08/15/46
(a)
$ 373,352
239,485
American Credit Acceptance Receivables Trust 2021-2,
1.340%, 07/13/27
(a)
236,480
200,000 AMSR 2021-SFR2 Trust, 1.527%, 08/19/38
(a)
186,378
785,000
Amur Equipment Finance Receivables X LLC, 2.200%,
01/20/28
(a)
760,575
250,000 Dell Equipment Finance Trust 2023-3, 5.930%, 06/22/26
(a)
253,085
261,000
Harley-Davidson Motorcycle Trust 2024-A, 5.370%,
03/15/29
264,218
160,225 NMEF Funding 2022-B, LLC, 6.070%, 06/01/49
(a)
160,767
26,432
Oportun Funding XIV LLC  Series 2021-A, 1.210%,
03/08/28
(a)
25,664
1,050,000
Toyota Auto Receivables 2024-C Owner Trust, 4.880%,
01/18/28
(a)
1,056,483
527,203 Tricon Residential 2022-SFR2 Trust, 3.856%, 04/19/39
(a)
511,540
439,000 Verizon Master Trust, 5.670%, 11/20/26 448,111
TOTAL ASSET BACKED SECURITIES
(Cost $4,338,421) 4,276,653
Principal
Amount ($) Fair Value
CORPORATE BONDS — 30.0%
COMMUNICATIONS — 2.1%
CABLE & SATELLITE — 2.1%
98,000 AT&T, Inc., 4.350%, 03/01/29 96,682
860,000 Comcast Corp., 3.250%, 11/01/39 682,167
628,000 Fox Corp., 6.500%, 10/13/33 674,293
160,000 Meta Platforms, Inc., 5.600%, 05/15/53 166,930
370,000 Verizon Communications, Inc., 2.100%, 03/22/28 339,217
965,000 Verizon Communications, Inc., 2.650%, 11/20/40 682,431
325,000 Walt Disney Co. (The), 3.500%, 05/13/40 265,473
2,907,193
CONSUMER DISCRETIONARY — 1.8%
AUTOMOTIVE — 1.8%
445,000 American Honda Finance Corp., 2.000%, 03/24/28 407,327
623,000 Ford Motor Co. Class B, 3.250%, 02/12/32 523,190
215,000 General Motors Financial Co., Inc., 5.800%, 01/07/29 221,186
418,000 General Motors Financial Co., Inc., 4.300%, 04/06/29 404,845
185,000 McDonald's Corp., 3.600%, 07/01/30 175,076
606,000 Starbucks Corp., 4.900%, 02/15/31 614,070
191,000 Starbucks Corp., 5.000%, 02/15/34 191,136
2,536,830
CONSUMER STAPLES — 1.3%
BEVERAGES — 1.3%

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
532,000 Coca-Cola Co. (The), 5.000%, 05/13/34 $ 547,816
531,000 Keurig Dr Pepper, Inc., 5.200%, 03/15/31 541,375
275,000 Philip Morris International, Inc., 5.125%, 02/15/30 279,634
395,000 Procter & Gamble Co. (The), 4.550%, 01/29/34 397,518
1,766,343
ENERGY — 2.7%
OIL & GAS PRODUCERS — 2.7%
694,000 ConocoPhillips Co., 5.300%, 05/15/53 676,910
186,000 Energy Transfer LP, 6.400%, 12/01/30 199,382
250,000 Enterprise Products Operating LLC, 4.800%, 02/01/49 227,448
1,005,000 Exxon Mobil Corp., 4.327%, 03/19/50 873,904
335,000 Phillips 66 Co., 5.250%, 06/15/31 341,779
534,000 TotalEnergies Capital SA, 5.488%, 04/05/54 540,593
950,000 TransCanada PipeLines Ltd., 2.500%, 10/12/31 817,937
3,677,953
FINANCIALS — 11.9%
ASSET MANAGEMENT — 11.9%
400,000 American Express Co., 5.284%, 07/26/35 405,059
1,572,000 Bank of America Corp., 1.658%, 03/11/27 1,489,837
1,100,000 Bank of America NA, 5.050%, 06/22/26 1,110,326
522,000 Bank of New York Mellon Corp. (The), 5.060%, 07/22/32 528,706
530,000 Canadian Imperial Bank of Commerce, 5.260%, 04/08/29 538,989
198,000 Capital One Financial Corp., 1.878%, 11/02/27 184,188
236,000 Capital One Financial Corp., 6.209%, 06/08/29 244,830
244,000 Charles Schwab Corp. (The), 5.643%, 05/19/29 250,045
358,000 Citibank NA, 5.570%, 04/30/34 372,526
183,000 Citigroup, Inc., 5.174%, 02/13/30
(b)
185,058
333,000 Goldman Sachs Bank USA, 5.414%, 05/21/27 335,415
934,000 Goldman Sachs Group, Inc. (The), 1.431%, 03/09/27 881,053
1,139,000 Goldman Sachs Group, Inc. (The), 1.992%, 01/27/32
(b)
944,639
200,000 HSBC Holdings PLC, 4.583%, 06/19/29
(b)
196,750
579,000 JPMorgan Chase & Co., 1.578%, 04/22/27 (SOFR + 77bps)
(b)
546,621
749,000 JPMorgan Chase & Co., 5.299%, 07/24/29
(b)
762,501
720,000 Morgan Stanley, 1.593%, 05/04/27
(b)
678,401
245,000 Morgan Stanley Bank, NA, 4.950%, 06/14/27 248,467
610,000 Morgan Stanley Bank, NA, 4.800%, 06/20/28 620,998
245,000 Morgan Stanley Private Bank, NA, 4.950%, 06/14/27 248,467
610,000 Morgan Stanley Private Bank, NA, 4.800%, 06/20/28 620,998
245,000 Morgan Stanley Private Bank, NA, 4.700%, 06/12/29 249,818
193,000 PNC Financial Services Group, Inc. (The), 5.582%, 06/12/29 197,571
197,000 Royal Bank of Canada, 5.150%, 02/01/34 200,282
540,000 Toronto-Dominion Bank (The), 4.693%, 09/15/27 539,865
326,000 Toronto-Dominion Bank (The), 4.994%, 04/05/29 329,570
229,000 Toronto-Dominion Bank (The), 3.200%, 03/10/32 203,547
251,258
United Airlines 2023-1 Class A Pass Through Trust, 5.800%,
07/15/36
257,421

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
759,000 US Bancorp, 4.893%, 02/01/34 $ 736,351
769,000 Wells Fargo & Co., 3.526%, 03/24/28 742,310
406,000 Wells Fargo & Co., 4.897%, 07/25/33 (SOFR + 195bps)
(b)
399,242
1,100,000 Wells Fargo Bank NA, 4.900%, 06/11/27 1,114,225
16,364,076
HEALTH CARE — 1.4%
BIOTECH & PHARMA — 1.4%
197,000 Amgen, Inc., 5.650%, 03/02/53 198,642
154,000 Cigna Group (The), 5.000%, 05/15/29 155,926
793,000 Johnson & Johnson, 4.900%, 06/01/31 817,637
66,000 Pfizer Investment Enterprises PTE Ltd., 5.110%, 05/19/43 64,347
135,000 UnitedHealth Group, Inc., 5.300%, 02/15/30 139,927
545,000 UnitedHealth Group, Inc., 5.150%, 07/15/34 553,517
1,929,996
INDUSTRIALS — 3.2%
AEROSPACE & DEFENSE — 3.2%
501,403
BNSF Railway Co. 2015-1 Pass Through Trust, 3.442%,
06/16/28
(a)
479,831
812,000 Boeing Co., 4.875%, 05/01/25 806,397
945,000 Burlington Northern Santa Fe LLC, 4.550%, 09/01/44 857,525
277,000 Honeywell International, Inc., 4.950%, 09/01/31 282,918
513,000 Honeywell International, Inc., 4.750%, 02/01/32 514,286
227,000 John Deere Capital Corp., 4.700%, 06/10/30 230,026
214,000 Johnson Controls International PLC, 5.500%, 04/19/29 220,783
180,000 Northrop Grumman Corp., 3.250%, 01/15/28 172,230
9,054
Union Pacific Railroad Co. 2005 Pass Through Trust, 5.082%,
01/02/29
9,103
130,545
Union Pacific Railroad Co. 2014-1 Pass Through Trust,
3.227%, 05/14/26
127,153
687,000 United Parcel Service, Inc., 5.150%, 05/22/34 701,183
4,401,435
REAL ESTATE — 0.3%
REAL ESTATE INVESTMENT TRUSTS — 0.3%
425,000 American Tower Corp., 3.800%, 08/15/29 404,960
TECHNOLOGY — 1.6%
SEMICONDUCTORS — 1.6%
380,000 Apple, Inc., 2.950%, 09/11/49 269,271
395,000 Cisco Systems Inc., 4.950%, 02/26/31 403,890
137,000 Intel Corp., 5.700%, 02/10/53 138,257
200,000 International Business Machines Corp., 4.150%, 05/15/39 177,533
250,000 International Business Machines Corp., 1.700%, 10/01/52 231,641
517,000 Oracle Corp., 2.300%, 03/25/28 475,683
685,000 Oracle Corp., 3.600%, 04/01/40 542,434
2,238,709
UTILITIES — 3.7%

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
ELECTRIC UTILITIES — 3.7%
375,000 Alabama Power Co., 3.450%, 10/01/49 $ 275,089
120,000 Berkshire Hathaway Energy Co., 3.700%, 07/15/30 114,062
98,000
Consolidated Edison Company of New York, Inc., 5.700%,
05/15/54
100,636
1,411,000 Duke Energy Carolinas LLC, 5.300%, 02/15/40 1,416,566
132,000 Duke Energy Corp., 2.450%, 06/01/30 116,454
200,000 Entergy Corp., 1.900%, 06/15/28 179,783
330,000 Florida Power & Light Co., 5.300%, 04/01/53 328,191
1,270,000 MidAmerican Energy Co., 4.250%, 07/15/49 1,073,199
597,000 NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/28 600,217
239,000 Pacific Gas and Electric Co., 6.400%, 06/15/33 253,035
669,000 Virginia Electric and Power Co., 5.450%, 04/01/53 661,120
5,118,352
TOTAL CORPORATE BONDS
(Cost $40,959,170) 41,345,847
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES
— 48.9%
125,701 BBCMS Mortgage Trust 2022-C14, 1.727%, 02/18/55 119,967
300,000 DBUBS 2017-BRBK Mortgage Trust, 3.452%, 10/12/34
(a)
290,735
107,316
Ellington Financial Mortgage Trust 2020-01, 2.006%,
05/25/65
(a)
104,621
599,988 EQUS 2021-EQAZ Mortgage Trust, 6.198%, 10/15/36
(a)
592,434
278,298 Fannie Mae Pool, 4.000%, 05/15/27 263,899
23,843 Fannie Mae Pool, 2.500%, 08/01/28 22,910
20,506 Fannie Mae Pool, 5.000%, 11/01/29 20,571
5,600 Fannie Mae Pool, 4.000%, 10/01/30 5,530
64,614 Fannie Mae Pool, 4.500%, 05/01/31 64,435
51,924 Fannie Mae Pool, 4.000%, 09/01/31 51,033
24,353 Fannie Mae Pool, 4.500%, 01/01/32 24,157
15,450 Fannie Mae Pool, 3.500%, 04/01/32 14,964
218,276 Fannie Mae Pool, 3.000%, 05/01/33 206,915
57,930 Fannie Mae Pool, 4.500%, 05/01/34 57,685
74,984 Fannie Mae Pool, 4.000%, 06/01/34 73,516
104,007 Fannie Mae Pool, 3.500%, 08/01/34 100,251
86,728 Fannie Mae Pool, 3.500%, 12/01/34 83,507
38,630 Fannie Mae Pool, 3.500%, 11/01/35 37,215
74,729 Fannie Mae Pool, 4.000%, 11/01/35 73,429
263,690 Fannie Mae Pool, 2.000%, 05/01/36 238,023
409,932 Fannie Mae Pool, 2.000%, 03/01/37 369,576
91,747 Fannie Mae Pool, 4.000%, 07/01/37 89,749
95,370 Fannie Mae Pool, 3.500%, 10/13/37 88,545
85,238 Fannie Mae Pool, 3.500%, 12/01/37 82,127

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
78,534 Fannie Mae Pool, 4.000%, 12/01/37 $ 77,174
57,780 Fannie Mae Pool, 4.000%, 06/01/38 56,778
2,532 Fannie Mae Pool, 4.000%, 03/01/39 2,446
250,124 Fannie Mae Pool, 3.000%, 01/01/40 230,308
287,766 Fannie Mae Pool, 2.000%, 08/01/40 247,751
3,277 Fannie Mae Pool, 4.000%, 09/01/40 3,166
64,528 Fannie Mae Pool, 4.000%, 09/01/40 62,790
184,981 Fannie Mae Pool, 2.500%, 10/01/40 164,918
275,324 Fannie Mae Pool, 3.000%, 10/01/40 250,536
223,113 Fannie Mae Pool, 2.000%, 11/01/40 191,972
136,140 Fannie Mae Pool, 2.000%, 01/01/41 117,059
44,849 Fannie Mae Pool, 4.000%, 01/01/41 43,322
24,239 Fannie Mae Pool, 4.000%, 01/01/41 23,414
4,883 Fannie Mae Pool, 4.000%, 01/01/41 4,716
362,219 Fannie Mae Pool, 2.500%, 02/01/41 321,697
330,387 Fannie Mae Pool, 1.500%, 03/01/41 273,588
205,156 Fannie Mae Pool, 2.500%, 03/01/41 182,395
431,017 Fannie Mae Pool, 2.500%, 09/01/41 379,728
450,988 Fannie Mae Pool, 2.500%, 10/01/41 398,716
8,499 Fannie Mae Pool, 4.000%, 10/01/41 8,209
270,899 Fannie Mae Pool, 2.500%, 11/01/41 237,433
17,244 Fannie Mae Pool, 3.000%, 09/01/42 15,657
293,639 Fannie Mae Pool, 3.500%, 09/01/42 274,054
161,375 Fannie Mae Pool, 3.000%, 04/01/43 146,748
34,633 Fannie Mae Pool, 3.500%, 01/01/44 32,497
318,911 Fannie Mae Pool, 3.000%, 04/01/45 289,188
29,583 Fannie Mae Pool, 3.500%, 12/01/45 27,469
86,479 Fannie Mae Pool, 3.000%, 04/01/46 77,545
162,013 Fannie Mae Pool, 2.500%, 05/01/46 139,082
112,151 Fannie Mae Pool, 3.000%, 06/01/46 101,749
82,025 Fannie Mae Pool, 3.500%, 06/01/46 76,149
59,148 Fannie Mae Pool, 3.000%, 10/01/46 52,935
5,373 Fannie Mae Pool, 3.000%, 11/01/46 4,799
159,000 Fannie Mae Pool, 3.000%, 02/01/47 142,545
597,037 Fannie Mae Pool, 4.500%, 04/01/47 581,162
674,686 Fannie Mae Pool, 2.500%, 11/01/47 583,605
238,229 Fannie Mae Pool, 2.500%, 12/01/47 206,524
43,041 Fannie Mae Pool, 3.500%, 03/01/48 39,625
173,592 Fannie Mae Pool, 2.500%, 04/01/48 150,445
92,627 Fannie Mae Pool, 3.000%, 04/01/48 82,754
253,299 Fannie Mae Pool, 3.500%, 08/01/48 235,169
89,720 Fannie Mae Pool, 3.500%, 11/01/48 82,945
7,197 Fannie Mae Pool, 4.500%, 11/01/48 7,028
115,565 Fannie Mae Pool, 3.000%, 12/01/48 103,368
38,345 Fannie Mae Pool, 3.000%, 02/01/49 34,176
15,572 Fannie Mae Pool, 3.500%, 02/01/49 14,357

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
430,032 Fannie Mae Pool, 3.500%, 09/01/49 $ 384,547
801,996 Fannie Mae Pool, 3.500%, 09/01/49 737,895
85,521 Fannie Mae Pool, 3.000%, 12/01/49 76,062
356,714 Fannie Mae Pool, 2.500%, 04/01/50 294,385
251,371 Fannie Mae Pool, 2.500%, 05/01/50 207,445
357,964 Fannie Mae Pool, 2.500%, 06/01/50 304,809
207,207 Fannie Mae Pool, 5.000%, 06/01/50 207,384
128,255 Fannie Mae Pool, 3.500%, 08/01/50 118,665
116,298 Fannie Mae Pool, 2.500%, 10/01/50 99,862
1,459,992 Fannie Mae Pool, 4.500%, 01/01/51 1,423,932
354,063 Fannie Mae Pool, 2.500%, 02/01/51 299,729
326,402 Fannie Mae Pool, 2.500%, 02/01/51 277,833
281,861 Fannie Mae Pool, 2.000%, 03/01/51 231,769
316,525 Fannie Mae Pool, 2.500%, 06/01/51 268,577
658,934 Fannie Mae Pool, 2.500%, 06/01/51 559,056
1,200,194 Fannie Mae Pool, 2.500%, 07/01/51 1,020,368
708,661 Fannie Mae Pool, 2.500%, 08/01/51 604,990
256,390 Fannie Mae Pool, 2.500%, 10/01/51 217,492
260,491 Fannie Mae Pool, 2.000%, 01/01/52 212,107
242,091 Fannie Mae Pool, 3.000%, 01/01/52 211,335
289,248 Fannie Mae Pool, 3.500%, 01/01/52 262,944
512,059 Fannie Mae Pool, 2.000%, 02/01/52 416,734
406,084 Fannie Mae Pool, 2.000%, 02/01/52 332,147
348,874 Fannie Mae Pool, 3.000%, 02/01/52 308,155
316,778 Fannie Mae Pool, 3.500%, 02/01/52 287,020
991,406 Fannie Mae Pool, 4.500%, 11/01/52 955,837
314,091 Fannie Mae Pool, 6.500%, 01/01/53 324,122
1,610,560 Fannie Mae Pool, 6.000%, 06/01/53 1,634,997
564,649 Fannie Mae Pool, 4.000%, 07/01/53 532,472
200,849 Fannie Mae Pool, 5.500%, 07/01/53 201,212
385,281 Fannie Mae Pool, 6.000%, 09/01/53 395,086
472,023 Fannie Mae Pool, 2.500%, 10/01/53 395,211
486,597 Fannie Mae Pool, 5.500%, 03/01/54 488,789
141,626 Fannie Mae Pool, 4.000%, 07/01/56 133,324
1,773 Fannie Mae REMICS, 5.500%, 01/25/26 1,764
77,796 Fannie Mae REMICS, 4.000%, 04/25/33 76,593
2,887 Fannie Mae REMICS, 5.000%, 08/25/35 2,921
228,000 Fannie Mae REMICS, 3.500%, 10/25/37 218,509
32,198 Fannie Mae REMICS, 2.000%, 12/25/41 29,479
97,912 Fannie Mae REMICS, 3.500%, 02/25/43 92,320
349,902 Fannie Mae REMICS, 3.000%, 06/25/43 339,936
2,173 Fannie Mae REMICS, 3.500%, 08/25/43 2,150
62,297 Fannie Mae REMICS, 2.000%, 10/25/44 55,963
1,047,343
Fannie Mae REMICS  Series 2005-W1 Class 1A1, 6.000%,
10/25/44
1,083,114
31,332 Fannie Mae REMICS, 3.000%, 04/25/45 29,321

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
72,536 Fannie Mae REMICS, 3.500%, 09/25/48 $ 69,228
58,664 Fannie Mae REMICS, 3.000%, 07/25/49 52,023
163,323 Fannie Mae REMICS, 2.000%, 03/25/50 137,142
358,305 Fannie Mae REMICS, 5.000%, 01/25/53 352,364
8,428 Fannie Mae REMICS, 3.500%, 06/25/53 8,062
525,974 Fannie Mae REMICS 2026A, 5.000%, 07/25/51 522,357
11,256 Fannie Mae Trust 2003-W8, 5.812%, 05/25/42 11,209
1,066,000 Federal Farm Credit Banks Funding Corp., 5.520%, 05/29/29 1,070,216
822,000 Federal Farm Credit Banks Funding Corp., 1.670%, 03/03/31 696,786
810,000 Federal Farm Credit Banks Funding Corp., 5.740%, 01/30/32 809,067
2,241,000 Federal Farm Credit Banks Funding Corp., 5.950%, 07/11/33 2,241,513
1,145,000 Federal Farm Credit Banks Funding Corp., 5.980%, 12/27/33 1,145,040
15,000 Federal Farm Credit Banks Funding Corp., 2.480%, 01/19/34 12,588
1,205,000 Federal Home Loan Banks, 5.920%, 05/23/34 1,207,157
651,000 Federal Home Loan Mortgage Corp., 5.700%, 01/26/29 650,952
555,000 Federal Home Loan Mortgage Corp., 1.500%, 10/29/32 443,116
2,410,000 Federal National Mortgage Association, 1.630%, 09/14/35 1,789,391
49,038 Freddie Mac Gold Pool, 4.500%, 05/01/31 48,886
4,298 Freddie Mac Gold Pool, 4.000%, 09/01/31 4,229
32,862 Freddie Mac Gold Pool, 3.500%, 06/01/33 31,721
85,498 Freddie Mac Gold Pool, 4.000%, 11/01/33 84,113
11,689 Freddie Mac Gold Pool, 3.500%, 07/01/36 11,209
19,302 Freddie Mac Gold Pool, 4.000%, 01/01/41 18,668
36,486 Freddie Mac Gold Pool, 3.000%, 11/01/42 33,170
75,631 Freddie Mac Gold Pool, 3.500%, 12/01/42 70,919
227,889 Freddie Mac Gold Pool, 3.000%, 12/01/46 204,383
1,612,689 Freddie Mac Gold Pool, 3.000%, 12/01/46 1,445,089
57,463 Freddie Mac Gold Pool, 3.000%, 01/01/47 51,491
519,554 Freddie Mac Pool, 2.500%, 03/15/28 445,094
283,231 Freddie Mac Pool, 3.500%, 06/15/29 258,955
447,945 Freddie Mac Pool, 2.000%, 09/01/36 400,909
277,315 Freddie Mac Pool, 3.000%, 07/01/38 259,287
187,524 Freddie Mac Pool, 4.500%, 05/01/39 185,209
376,713 Freddie Mac Pool, 3.000%, 09/01/39 346,640
148,566 Freddie Mac Pool, 2.500%, 04/01/42 129,497
766,204 Freddie Mac Pool, 5.500%, 05/01/43 776,999
29,903 Freddie Mac Pool, 3.500%, 01/01/48 27,645
130,727 Freddie Mac Pool, 2.000%, 08/01/50 106,905
232,427 Freddie Mac Pool, 2.500%, 11/01/50 197,525
180,867 Freddie Mac Pool, 2.500%, 12/01/50 153,626
305,308 Freddie Mac Pool, 2.000%, 02/01/51 247,872
437,962 Freddie Mac Pool, 2.500%, 03/01/51 373,166
250,260 Freddie Mac Pool, 2.000%, 05/01/51 203,931
788,813 Freddie Mac Pool, 2.500%, 05/01/51 663,634
465,803 Freddie Mac Pool, 2.500%, 09/01/51 397,170
971,803 Freddie Mac Pool, 3.500%, 09/01/51 899,634

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
375,349 Freddie Mac Pool, 2.000%, 11/01/51 $ 303,335
474,678 Freddie Mac Pool, 3.000%, 12/01/51 414,955
217,226 Freddie Mac Pool, 2.500%, 02/01/52 183,291
516,111 Freddie Mac Pool, 2.500%, 04/01/52 434,567
298,401 Freddie Mac Pool, 3.500%, 05/01/52 271,539
432,975 Freddie Mac Pool, 3.000%, 08/01/52 380,789
377,184 Freddie Mac Pool, 4.000%, 09/01/52 352,596
1,379,111 Freddie Mac Pool, 4.000%, 11/01/52 1,288,738
486,677 Freddie Mac Pool, 5.000%, 12/01/52 487,280
539,731 Freddie Mac Pool, 6.000%, 02/01/53 552,723
338,712 Freddie Mac Pool, 6.000%, 05/01/53 344,495
282,538 Freddie Mac Pool, 5.500%, 06/01/53 282,895
444,457 Freddie Mac Pool, 5.500%, 09/01/53 448,495
1,363,426 Freddie Mac Pool, 5.500%, 03/01/54 1,364,849
2,842 Freddie Mac REMICS, 4.500%, 09/15/25 2,824
78,352 Freddie Mac REMICS, 3.500%, 08/15/27 77,533
79,107 Freddie Mac REMICS, 3.000%, 08/15/40 77,124
12,246 Freddie Mac REMICS, 2.000%, 12/15/41 11,346
41,437 Freddie Mac REMICS, 3.000%, 05/15/43 40,195
14,061 Freddie Mac REMICS, 3.000%, 11/15/43 13,743
76,029 Freddie Mac REMICS, 2.000%, 03/25/44 70,559
149,158 Freddie Mac REMICS, 3.000%, 08/15/44 143,565
256,709 Freddie Mac REMICS, 2.000%, 05/25/46 224,717
259,307 Freddie Mac REMICS, 3.000%, 06/25/48 237,378
115,032 Freddie Mac REMICS, 1.000%, 04/25/49 93,088
50,001 Freddie Mac REMICS, 1.000%, 01/25/50 37,422
374,370 Freddie Mac REMICS, 1.000%, 09/25/50 280,495
154,993 Freddie Mac REMICS, 3.250%, 04/15/53 149,455
32,183 Freddie Mac REMICS, 3.000%, 01/15/55 30,950
810,015 Freddie Mac REMICS 5100, 1.500%, 02/25/49 658,809
1,756,705 Freddie Mac REMICS 5149, 5.500%, 09/25/49 1,763,457
85,030
Freddie Mac Structured Pass-Through Certificates, 6.553%,
07/25/44
(b)
78,714
13,541
Freddie Mac Structured Pass-Through Certificates, 6.353%,
10/25/44
(b)
12,250
4,006 Ginnie Mae I Pool, 4.000%, 11/15/24 3,989
286,615 Ginnie Mae I Pool, 3.020%, 09/15/41 262,357
279,228 Ginnie Mae I Pool, 3.000%, 08/15/45 252,253
40,762 Ginnie Mae II Pool, 3.500%, 04/20/27 40,048
14,905 Ginnie Mae II Pool, 3.500%, 07/20/27 14,590
484,512 Ginnie Mae II Pool, 3.500%, 12/20/34 467,306
48,378 Ginnie Mae II Pool, 5.000%, 07/20/48 48,576
356,681 Ginnie Mae II Pool, 3.500%, 01/20/50 329,951
1,279,271 Ginnie Mae II Pool, 2.000%, 03/20/51 1,045,389
447,299 Ginnie Mae II Pool, 2.500%, 09/20/51 375,470
345,061 Ginnie Mae II Pool, 5.500%, 09/01/53 347,765

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
488,833 Ginnie Mae II Pool, 6.000%, 09/20/53 $ 495,507
40
Government National Mortgage Association, 5.000%,
12/20/27
39
408,880
Government National Mortgage Association, 5.500%,
11/20/33
412,331
257,142
Government National Mortgage Association, 6.000%,
03/20/42
259,482
81,016
Government National Mortgage Association, 2.750%,
06/20/42
78,010
8,291
Government National Mortgage Association, 2.250%,
09/16/44
7,923
583,183
Government National Mortgage Association, 2.000%,
03/20/45
523,978
282,857
Government National Mortgage Association, 3.500%,
07/20/45
262,344
6,404
Government National Mortgage Association, 2.500%,
10/20/45
6,217
14,983
Government National Mortgage Association, 2.500%,
09/20/46
14,278
338,118
Government National Mortgage Association, 2.000%,
03/20/50
283,122
124,634
Government National Mortgage Association, 1.000%,
08/20/50
95,688
148,918
Government National Mortgage Association, 1.250%,
05/20/51
117,063
1,581,590
Government National Mortgage Association, 1.750%,
09/20/51
1,350,348
505,759
Government National Mortgage Association 2024-020,
5.500%, 02/20/54
511,043
413,000
Morgan Stanley Capital I Trust 2016-UBS12, 3.596%,
12/17/49
394,622
337,000
Morgan Stanley Capital I Trust 2016-UBS9, 3.594%,
03/17/49
325,277
925,000 PSMC 2020-3 Trust, 3.000%, 11/25/50
(a)
733,702
430,000 RLGH Trust 2021-TROT, 6.243%, 04/15/36
(a)
425,963
73,095 Seasoned Credit Risk Transfer Trust, 2.000%, 11/25/60 64,428
334,000 UBS Commercial Mortgage Trust, 2.921%, 10/18/52 299,796
406,146 UMBS Freddie Mac Pool, 5.000%, 07/01/53 405,237
351,000 Wells Fargo Commercial Mortgage Trust, 3.635%, 03/15/50 332,245
160,000
Wells Fargo Commercial Mortgage Trust 2016-C35, 2.931%,
07/17/48
152,994
140,298
Wells Fargo Commercial Mortgage Trust 2021-SAVE,
6.593%, 02/15/40
(a),(b)
139,167
TOTAL MORTGAGE-BACKED
SECURITIES (Cost $69,947,728) 67,502,303

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
NON U.S. GOVERNMENT & AGENCIES
— 1.8%
SUPRANATIONAL — 1.8%
509,000
International Bank for Reconstruction
& Development
5.7500 06/27/33 $ 512,328
380,000
International Bank for Reconstruction
& Development
5.7500 08/26/33 383,424
1,913,000
International Bank for Reconstruction
& Development
2.7000 12/28/37 1,545,605
TOTAL NON U.S. GOVERNMENT &
AGENCIES (Cost $2,688,512) 2,441,357
Principal
Amount ($) Fair Value
U.S. GOVERNMENT & AGENCIES — 14.2%
U.S. TREASURY BONDS — 8.1%
1,887,000 United States Treasury Bond, 2.750%, 11/15/42 1,486,307
2,573,000 United States Treasury Bond, 4.750%, 11/15/53 2,747,080
4,213,000 United States Treasury Bond, 4.250%, 02/15/54 4,125,449
2,671,000 United States Treasury Note/Bond, 4.625%, 05/15/44 2,743,409
11,102,245
U.S. TREASURY NOTES — 6.1%
5,041,000 United States Treasury Note, 4.625%, 04/30/31 5,237,422
3,345,000 United States Treasury Note, 1.875%, 02/15/32 2,886,238
266,000 United States Treasury Note/Bond, 4.375%, 05/15/34 272,837
8,396,497
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $19,074,726) 19,498,742
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.1%
1,447,965
First American Treasury Obligations
Fund, Class X, 5.20% (Cost
$1,447,965)
(c)
1,447,965
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,447,965) 1,447,965
TOTAL INVESTMENTS - 99.1% (Cost
$138,456,522) $ 136,512,867
Other Assets in Excess of Liabilities- 0.9% 1,201,608
NET ASSETS - 100.0% $ 137,714,475
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2024 the total market value of 144A securities is 6,330,777 or 4.6% of net assets.

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April
30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Rate disclosed is the seven day effective yield as of July 31, 2024.

North Square Strategic Income Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 1.8%
MATERIALS - 1.1%
METALS & MINING - 1.1%
13,773 Agnico Eagle Mines Ltd.
$ 1,062,862
51,186 Alamos Gold, Inc., Class A
871,698
1,934,560
TOTAL MATERIALS 1,934,560
TECHNOLOGY - 0.7%
SEMICONDUCTORS - 0.7%
7,843 Qualcomm, Inc.
1,419,191
TOTAL TECHNOLOGY 1,419,191
TOTAL COMMON STOCKS
(Cost $2,598,402) 3,353,751
Shares Fair Value
PREFERRED STOCKS — 1.0%
FINANCIALS — 1.0%
SPECIALTY FINANCE — 1.0%
2,000,000
American Express Co., 3.55%,
12/31/49 1,872,449
TOTAL PREFERRED STOCKS
(Cost $1,760,147) 1,872,449

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 6.6%
1,174,019
Aegis Asset Backed Securities Trust 2005-2, 6.184%,
06/25/35
$ 1,103,853
1,698,000 Aligned Data Centers Issuer LLC, 1.937%, 08/15/46
(a)
1,584,878
312,995
Ameriquest Asset-Backed Pass-Through Certs, Series 2004-
R2, 6.109%, 04/25/34
308,178
2,285,000 BXP Trust 2017-CQHP, 6.226%, 11/15/34
(a),(b)
2,141,771
3,200,000 CyrusOne Data Centers Issuer I LLC, 4.500%, 05/20/29
(a)
3,033,552
632,547 FBR Securitization Trust, 6.169%, 11/26/35
621,019
1,380,000 HI-FI Music IP Issuer LP, 3.939%, 02/01/62
(a)
1,317,120
190,659
HSI Asset Securitization Corp. Trust 2006-OPT3, 6.004%,
02/25/36
186,777
226,296
JPMorgan Mortgage Acquisition Trust 2006-CH1, 5.944%,
07/25/36
223,662
366,862
JPMorgan Mortgage Acquisition Trust 2007-CH3, 5.724%,
03/25/37
360,449
378,910 Libra Solutions 2023-1 LLC, 7.000%, 02/15/25
(a)
378,604
798,331 Long Beach Mortgage Loan Trust 2005-1, 6.739%, 02/25/35
783,210
423,084
Renaissance Home Equity Loan Trust 2005-3, 5.140%,
11/25/35
419,232
TOTAL ASSET BACKED SECURITIES
(Cost $12,403,911) 12,462,305
Principal
Amount ($) Fair Value
CORPORATE BONDS — 41.5%
COMMUNICATIONS — 1.2%
ENTERTAINMENT CONTENT — 1.2%
2,500,000 Paramount Global, 6.250%, 02/28/57
(c)
2,185,038
CONSUMER DISCRETIONARY — 1.2%
AUTOMOTIVE — 1.2%
2,371,000 General Motors Financial Co., Inc., 5.750%, Perpetual
2,257,169
ENERGY — 2.9%
OIL & GAS PRODUCERS — 2.9%
2,000,000 Enbridge, Inc., 7.200%, 06/27/54
2,040,388
3,000,000 Energy Transfer LP, 6.625%, Perpetual
(b)
2,952,482
500,000 TransCanada Trust, 5.300%, 03/15/77
472,566
5,465,436
FINANCIALS — 28.4%
ASSET MANAGEMENT — 28.4%

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
3,112,000 Ally Financial, Inc., 4.700%, Perpetual
(c)
$ 2,862,835
2,000,000 Banco Santander SA, 4.750%, Perpetual
1,848,422
2,000,000 BNP Paribas SA, 4.500%, Perpetual
(a)
1,652,493
3,000,000 Capital One Financial Corp., 3.950%, Perpetual
2,776,344
2,750,000 Citigroup, Inc., 4.150%, Perpetual
(b)
2,556,861
3,100,000 Citizens Financial Group, Inc., 4.000%, Perpetual
(b)
2,819,582
2,926,000 Comerica, Inc., 5.625%, Perpetual
2,868,541
1,800,000 Commerzbank AG, 4.250%, Perpetual
1,748,231
1,800,000 Deutsche Bank AG, 4.789%, Perpetual
1,728,378
3,512,000 Discover Financial Services, 5.500%, Perpetual
(c)
3,183,296
2,920,000 Goldman Sachs Group, Inc. (The), 4.125%, Perpetual
2,737,425
990,000 Huntington Bancshares, Inc., 4.045%, Perpetual
913,296
4,385,000 ING Groep NV, 3.875%, Perpetual
3,799,055
2,700,000 KeyCorp, 5.000%, Perpetual
2,475,048
1,650,000 Lloyds Banking Group PLC, 8.000%, Perpetual
(c)
1,717,353
3,000,000 M&T Bank Corp., 5.125%, Perpetual
2,876,831
3,000,000 NatWest Group PLC, 4.600%, Perpetual
2,466,370
2,000,000 PNC Financial Services Group, Inc., 3.400%, Perpetual
1,793,165
2,000,000 Svenska Handelsbanken AB, 4.750%, Perpetual
1,750,943
3,720,000 Truist Financial Corp., 4.800%, Perpetual
3,673,516
4,000,000 UBS Group AG, 4.375%, Perpetual
3,351,784
2,649,000 US Bancorp, 3.700%, Perpetual
(b)
2,403,236
54,003,005
INDUSTRIALS — 1.0%
MACHINERY — 1.0%
2,015,000 Stanley Black & Decker, Inc., 4.000%, 03/15/60
1,864,326
UTILITIES — 6.8%
ELECTRIC UTILITIES — 6.8%
2,000,000 Algonquin Power & Utilities, Corp., 4.750%, 01/18/82
1,830,316
1,000,000 American Electric Power Co., Inc., 6.950%, 12/15/54
1,014,054
4,000,000 American Electric Power Co., Inc., 3.875%, 02/15/62
3,742,567
1,000,000 CMS Energy Corp., 4.750%, 06/01/50
(c)
927,185
2,500,000 Emera , Inc., 6.750%, Perpetual
2,496,253
1,000,000 NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/82
936,030
1,040,000 Vistra Corp., 8.875%, 12/31/49
1,095,621

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
874,000 Vistra Corp., 7.000%, (H15T5Y + 5.740%), Perpetual
(a),(c)
$ 879,728
12,921,754
TOTAL CORPORATE BONDS
(Cost $72,021,256) 78,696,728
Principal
Amount ($) Fair Value
MORTGAGE-BACKED SECURITIES
— 31.2%
171,229
Colony Multifamily Mortgage Trust 2014-1, 7.347%,
02/20/29
(a)
170,413
2,069,447 Fannie Mae Pool, 3.000%, 07/01/52
1,803,925
2,427,516 Fannie Mae Pool, 5.000%, 07/01/52
2,391,747
1,611,405 Fannie Mae Pool, 6.000%, 10/01/53
1,634,056
3,665,217 Fannie Mae-Aces, 1.501%, 08/25/28
(c)
150,021
1,420,800 Fannie Mae-Aces, 0.750%, 09/25/28
1,318,544
2,753,558 Fannie Mae-Aces, 1.373%, 03/26/29
(c)
120,231
333,475 Fannie Mae-Aces, 1.000%, 11/25/33
326,029
19,364,055
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.109%, 01/25/26
(c)
166,984
98,221
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.298%, 12/25/26
95,367
39,708,948
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.620%, 01/25/27
(c)
1,123,025
30,000,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.608%, 03/25/27
(c)
365,094
30,893,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.605%, 08/25/27
(c)
409,474
797,971
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.679%, 12/25/27
(c)
745,415
120,808,239
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.261%, 09/25/28
667,248
7,690,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.826%, 10/27/28
446,994
25,000,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.979%, 04/27/29
(c)
1,110,540
7,570,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.915%, 04/25/30
(c)
666,949
7,249,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.985%, 04/25/30
(c)
662,206
17,167,645
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.525%, 07/25/30
(c)
1,135,015
3,332,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 1.703%, 08/25/30
(c)
273,161

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
3,455,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.822%, 10/25/30
$ 484,986
125,870,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 0.003%, 05/25/33
616,763
1,835,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 3.287%, 04/25/48
(c)
279,746
2,750,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.722%, 01/25/49
(c)
360,476
1,715,000
Freddie Mac Multifamily Structured Pass Through
Certificates, 2.710%, 02/25/49
(c)
230,753
1,871,920 Freddie Mac Pool, 4.500%, 02/01/53
1,797,895
1,820,386 Freddie Mac Pool, 5.000%, 06/01/53
1,794,537
2,804,233 Freddie Mac Pool, 5.500%, 06/01/53
2,817,042
3,111,107 Freddie Mac Pool, 5.500%, 08/01/53
3,116,249
3,072,579 Freddie Mac Pool, 6.000%, 11/01/53
3,133,074
1,740,641 Freddie Mac Pool, 6.500%, 12/01/53
1,788,782
1,445,000 FREMF 2016-K55 Mortgage Trust, 4.302%, 04/25/49
(a)
1,405,815
296,653,601 FREMF 2016-K59 Mortgage Trust, 0.100%, 11/25/49
(a),(c)
467,467
1,920,879 Ginnie Mae II Pool, 3.000%, 08/20/52
1,710,931
2,625,037 Ginnie Mae II Pool, 3.000%, 09/20/52
2,338,131
3,556,315 Ginnie Mae II Pool, 3.500%, 02/20/53
3,276,409
3,515,713 Ginnie Mae II Pool, 2.500%, 03/20/53
3,020,433
1,310,309
Government National Mortgage Association, 0.772%,
12/16/56
(c)
50,632
14,458,309
Government National Mortgage Association, 1.271%,
09/16/60
(c)
1,263,039
1,220,678
Government National Mortgage Association, 1.064%,
11/16/60
(c)
95,079
11,435,875
Government National Mortgage Association, 0.976%,
05/16/63
(c)
796,129
7,155,178
Government National Mortgage Association, 0.986%,
05/16/63
(c)
518,236
15,986,471
Government National Mortgage Association, 0.992%,
05/16/63
(c)
1,157,291
1,500,000 Independence Plaza Trust 2018-INDP, 4.158%, 07/12/35
(a)
1,392,024
2,514,533 UMBS Fannie Mae Pool, 5.000%, 03/01/53
2,487,486
3,844,413 UMBS Fannie Mae Pool, 4.500%, 07/01/53
3,704,194
3,103,098 UMBS Freddie Mac Pool, 5.500%, 05/01/54
3,115,978
TOTAL MORTGAGE-BACKED
SECURITIES (Cost $58,253,352) 59,002,015

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
Principal
Amount ($) Fair Value
U.S. GOVERNMENT & AGENCIES — 9.0%
U.S. TREASURY INFLATION PROTECTED — 6.9%
9,105,000
United States Treasury Inflation Indexed Bonds, 2.125%,
04/15/29
$ 9,382,336
3,720,000
United States Treasury Inflation Indexed Bonds, 1.750%,
01/15/34
3,765,752
13,148,088
U.S. TREASURY NOTES — 2.1%
3,865,000 United States Treasury Note/Bond, 4.875%, 05/31/26
3,901,159
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $16,808,023) 17,049,247
Shares Fair Value
SHORT-TERM INVESTMENTS — 6.2%
11,719,742
First American Treasury Obligations
Fund, Class X, 5.20% (Cost
$11,719,742)
(d)
11,719,742
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,719,742) 11,719,742
Contracts Description
Expiration
Date
Exercise
Price Notional Value Fair Value
CALL OPTIONS PURCHASED - 0.7%
600
S&P 500 Index 09/23/2024
$ 5,700
$ 331,338,000
$ 1,410,000
TOTAL CALL OPTIONS PURCHASED (Cost - $812,500) 1,410,000
TOTAL INVESTMENTS - 98.0% (Cost
$176,377,333) $ 185,566,237
Other Assets in Excess of Liabilities- 2.0%
(e)
3,760,025
NET ASSETS - 100.0% $ 189,326,262
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2024 the total market value of 144A securities is 14,423,865 or 7.6% of net assets.
(b) Step-up bond. The interest rate shown is the rate in effect as of July 31, 2024.
(c) Variable rate security; the rate shown represents the rate on July 31, 2024.
(d) Rate disclosed is the seven day effective yield as of July 31, 2024.
(e) Includes cash held as margin for derivative contracts.

North Square Strategic Income Fund
Schedule of Futures Contracts
July 31, 2024 - (Unaudited)
Long Contracts Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
10 Year US Treasury Note Future 189 09/20/2024 $ 21,132,563 $ 532,481
2 Year US Treasury Note Future 138 10/01/2024 28,340,672 150,662
3 Year US Treasury Note Future 57 10/01/2024 11,962,430 140,770
5 Year US Treasury Note Future 461 10/01/2024 49,737,578 917,143
Japanese Yen Future 42 09/17/2024 3,513,300 124,483
1,865,539
Short Contracts Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
E-mini S&P 500 Future (156) 09/23/2024 $ (43,352,400) $ (79,262)
Euro FX Future (63) 09/17/2024 (8,544,375) (62,263)
Ultra 10 Year US Treasury Note Future (21) 09/20/2024 (2,427,141) (69,891)
US Treasury Long Bond Future (163) 09/20/2024 (19,687,344) (698,749)
(910,165)
CREDIT DEFAULT SWAP AGREEMENTS
Description Counterparty
Fixed
Deal
(Pay)
Rate
Maturity
Date
Notional
Value Fair Value
Amortized
Upfront
Payments
Paid Unrealized
CDS JUN 29
CDXHYS42
HSBC
Securities 5.00% 6/20/2029 $ 7,000,000 (495,029) (452,722) $ (42,307)
CDX.NA.IG
SERIES 42 JPMT 1.00% 6/20/2029 60,000,000 (1,049,789) (1,333,768) 283,979
$ 241,672